SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Year Ended March 31, 2022	Consumer	Commercial	Total
Segmented operating revenues	$1,128,750	$18,384	$1,147,134
Cost of revenues	506,135	14,835	520,970
Gross profit	622,615	3,549	626,164
Total operating expenses net of depreciation, amortization and impairment	9,517,771	458,059	9,975,830
Depreciation, amortization and impairment	46,053	1,105,476	1,151,529
Other expenses (income)	1,966,758	(2,608)	1,964,150
(Loss) from continuing operations	$(10,907,967)	$(1,557,378)	$(12,465,345)
Segmented assets as of March 31, 2022
Property and equipment, net	$359,106	$-	$359,106
Intangible assets	$-	$3,333,284	$3,333,284
Intangible assets – digital assets	$32,064	$406,040	$438,104
Goodwill	$6,531,346	$3,981,000	$10,512,346
Capital expenditures	$8,510	$-	$8,510

Three Months Ended March 31, 2021	HUMBL Pay	HUMBL Marketplace	HUMBL Financial	Total
Segmented operating revenues	$-	$154,104	$-	$154,104
Cost of revenues	-	104,743	-	104,743
Gross profit	-	49,361	-	49,361
Total operating expenses net of depreciation and amortization	841,719	365,875	-	1,207,594
Depreciation and amortization	-	-	-	-
Other (income) expense	12,912	7,748	-	20,660
Income (loss) from continuing operations	$(854,631)	$(324,262)	$-	$(1,436,862)
Segmented assets as of March 31, 2021
Property and equipment, net	$-	$-	$-	$-
Intangible assets, net	$-	$-	$-	$-
Capital expenditures	$-	$-	$-	$-

Year Ended December 31, 2021	HUMBL Pay	HUMBL Marketplace	HUMBL Financial	Total
Segmented operating revenues	$15,114	$2,224,506	$263,768	$2,503,388
Cost of revenues	-	1,104,959	-	1,104,959
Gross profit	15,114	1,119,547	263,768	1,398,429
Total operating expenses net of depreciation, amortization and impairment	11,201,593	10,555,028	2,108,383	23,865,004
Depreciation, amortization and impairment	22,850	22,221,701	4,570	22,249,121
Other expenses	2,531,630	1,902,352	506,326	4,940,308
(Loss) from operations	$(13,740,959)	$(33,559,534)	$(2,355,511)	$(49,656,004)

Segmented assets as of December 31, 2021
Property and equipment, net	$9,794	$344,694	$1,959	$356,447
Intangible assets – digital assets	$-	$2,695	$-	$2,695
Goodwill	$-	$6,531,346	$-	$6,531,346
Capital expenditures	$11,040	$354,328	$2,208	$367,576